Convertible Notes and Warrants - Goodman Note - Additional Information (Detail) - USD ($)			1 Months Ended			12 Months Ended
	Feb. 10, 2014	Jun. 28, 2013	Jul. 31, 2013	May. 31, 2010	Jan. 31, 2009	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Feb. 13, 2015	Apr. 30, 2014	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2009	Apr. 30, 2005
Debt Conversion [Line Items]
Exercise price of warrants	$ 10.00								$ 1.56
Debt, principal amount converted		$ 20,231,000				$ 6,600,000	$ 20,231,000
Conversion price of notes	$ 10.00
Warrant liability						$ 1,070	2,140,532	$ 709
Period for which warrants will be exercisable beginning with the closing of IPO	5 years
Aegis Capital Corp. [Member]
Debt Conversion [Line Items]
Exercise price of warrants	$ 12.50
Common Stock [Member]
Debt Conversion [Line Items]
Exercise price of warrants										$ 4.72
Convertible Note converted into preferred/common stock	433,883
Common Stock [Member] | Aegis Capital Corp. [Member]
Debt Conversion [Line Items]
Reclassification of common stock warrant liability to APIC upon IPO.	$ 95,000
Accrued interest [Member]
Debt Conversion [Line Items]
Accrued interest on convertible debt converted	$ 233,982	$ 2,581,000					2,581,000
Series A Convertible Preferred Stock [Member]
Debt Conversion [Line Items]
Convertible Note converted into preferred/common stock		42,245,834
Goodman Note [Member]
Debt Conversion [Line Items]
Debt, fixed interest rate per annum				3.25%
Principal payment, beginning date				May 01, 2010
Repayment of notes payable				$ 750,000
Additional principal payment							0				$ 0	$ 180,000	$ 135,000
Debt, principal amount converted		$ 1,935,000
Conversion price of notes		$ 0.54
Shares of preferred stock converted into shares of common stock	89,936
Goodman Note [Member] | Common Stock [Member]
Debt Conversion [Line Items]
Exercise price of warrants			$ 10.00
Warrants reclassified to additional paid-in capital			23,809
Warrant liability							$ 62,000
Period for which warrants will be exercisable beginning with the closing of IPO							2 years
Goodman Note [Member] | Accrued interest [Member]
Debt Conversion [Line Items]
Exercise price of warrants														$ 0.60
Accrued interest on convertible debt converted		$ 105,000
Goodman Note [Member] | Series A Convertible Preferred Stock [Member]
Debt Conversion [Line Items]
Percentage of principal amount of convertible loan divided by the exercise price which equals number of shares exercised					10.00%
Notice period for early termination of warrant					20 days
Convertible Note converted into preferred/common stock		3,777,324
Goodman Note [Member] | Series A Convertible Preferred Stock [Member] | Minimum [Member]
Debt Conversion [Line Items]
Proceeds from issuance of warrants for equity finance					$ 2,000,000
Goodman Note [Member] | May 1, 2010 through January 31, 2011 [Member]
Debt Conversion [Line Items]
Periodic principal payment				45,000
Goodman Note [Member] | February 1, 2012 through January 31, 2014 [Member]
Debt Conversion [Line Items]
Periodic principal payment				90,000
Goodman Note [Member] | February 1, 2014 through the maturity date [Member]
Debt Conversion [Line Items]
Periodic principal payment				$ 150,000
Goodman Note [Member] | Unsecured Debt [Member]
Debt Conversion [Line Items]
Debt instrument initial principal amount					$ 3,000,000										$ 15,000,000
Percentage of arrear accrued interest payable due on each quarter beginning February 1, 2009					25.00%
Percentage of uncompounded accrued interest payable					75.00%
Goodman Note [Member] | Unsecured Debt [Member] | Prime Rate [Member]
Debt Conversion [Line Items]
Debt, spread on variable rate					0.25%
Goodman Note [Member] | Unsecured Debt [Member] | Before Amendment
Debt Conversion [Line Items]
Debt, maturity date description						The note required interest payments and principal settlement upon maturity at the earliest of (a) April 20, 2010, (b) the Company being acquired, or (c) the Company having a change in control, other than through the sale of preferred shares.
Goodman Note [Member] | Unsecured Debt [Member] | After Amendment
Debt Conversion [Line Items]
Debt, maturity date description						The principal and any interest amounts that remain outstanding was set to mature at the earlier of (a) April 20, 2010, or (b) the date immediately prior to the Company's closing of an acquisition or asset transfer as defined by the Company's amended and restated articles of incorporation.